SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

3.                                      SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Company included aggregate amounts of $30,166 and $122,838 at December 31, 2012 and 2013, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short term investment, accounts receivable and amounts due from related parties.  The Company places their cash, cash equivalents, term deposits and short term investment, with financial institutions with high-credit ratings and quality.  The Company conducts credit evaluations of customers in online advertising and generally do not require collateral or other security from their customers.

There was no customer who accounted for 10% or more of total net revenue for the years ended December 31, 2011, 2012 and 2013.

Clients accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2012		2013
	Amount	%	Amount	%

Client A	2,184	12.1	1,070	6.7
Client B	602	3.3	1,855	11.6